Shareholder Report, Average Annual Return (Details) B812854_Direxion Daily Healthcare Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Healthcare Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Healthcare Bull 3X Shares NAV
Average Annual Return, Percent	(18.60%)	11.49%	11.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Health Care Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index
Average Annual Return, Percent	(0.03%)	9.07%	9.21%